Average Annual Total Returns - Great-West SecureFoundation Balanced ETF Fund	A OneYear	A FiveYears	A SinceInception	A InceptionDate	A Return After Taxes on Distributions OneYear		A Return After Taxes on Distributions FiveYears		A Return After Taxes on Distributions SinceInception		A Return After Taxes on Distributions InceptionDate		A Return After Taxes on Distributions and Sale of Fund Shares OneYear		A Return After Taxes on Distributions and Sale of Fund Shares FiveYears		A Return After Taxes on Distributions and Sale of Fund Shares SinceInception		A Return After Taxes on Distributions and Sale of Fund Shares InceptionDate		Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) OneYear	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) FiveYears	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Composite Index (reflects no deduction for fees, expenses or taxes) OneYear	Composite Index (reflects no deduction for fees, expenses or taxes) FiveYears	Composite Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	6.61%	8.33%	7.80%	Jan. 23, 2012	3.97%	[1]	6.07%	[1]	6.38%	[1]	Jan. 23, 2012	[1]	6.02%	[1]	6.07%	[1]	6.38%	[1]	Jan. 23, 2012	[1]	20.82%	15.52%	14.80%	7.51%	4.44%	3.44%	12.49%	9.71%	8.84%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown do not apply to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).